Business Combinations (Tables)	12 Months Ended
Jan. 31, 2016
Business Acquisition [Line Items]
Schedule of Goodwill
Goodwill consisted of the following (in thousands):

Balance as of January 31, 2014	$3,500,823
RelateIQ	289,857
Finalization of acquisition date fair values	(8,020)
Balance as of January 31, 2015	3,782,660
Other acquisitions	68,655
Finalization of acquisition date fair values	(1,378)
Balance as of January 31, 2016	$3,849,937

Intangible Assets Acquired From Business Combinations
Intangible assets acquired resulting from business combinations are as follows as of January 31, 2016 (in thousands):

	Gross Fair Value	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life
Acquired developed technology	$684,260	$(451,889)	$232,371	3.4
Customer relationships	410,763	(160,866)	249,897	5.2
Trade name and trademark	38,980	(38,980)	0	0.0
Territory rights and other	12,372	(8,585)	3,787	2.6
50 Fremont lease intangibles	7,713	(3,762)	3,951	2.3
Total	$1,154,088	$(664,082)	$490,006	4.3

Intangible assets acquired resulting from business combinations were as follows as of January 31, 2015 (in thousands):

	Gross Fair Value	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life
Acquired developed technology	$674,160	$(371,997)	$302,163	4.3
Customer relationships	409,603	(107,245)	302,358	6.1
Trade name and trademark	38,980	(17,142)	21,838	1.0
Territory rights	12,355	(6,522)	5,833	3.1
Total	$1,135,098	$(502,906)	$632,192	5.0

Expected Future Amortization Expense for Purchased Intangible Assets
The expected future amortization expense for purchased intangible assets as of January 31, 2016 is as follows (in thousands):

Fiscal Period:
Fiscal 2017	$131,491
Fiscal 2018	118,762
Fiscal 2019	101,425
Fiscal 2020	73,268
Fiscal 2021	45,859
Thereafter	19,201
Total amortization expense	$490,006

50 Fremont Street [Member]
Business Acquisition [Line Items]
Schedule of Consideration Transferred
The purchase consideration for the corporate headquarters building was as follows (in thousands):

Fair Value
Cash	$435,189
Loan assumed on 50 Fremont	200,000
Prorations due to ownership transfer midmonth	2,411
Total purchase consideration	$637,600

Schedule of Acquired Finite-Lived Intangible Assets
The following table summarizes the fair values of net tangible and intangible assets acquired (in thousands):

Fair Value
Building	$435,390
Land	183,888
Termination of salesforce operating lease	9,483
Acquired lease intangibles	7,590
Loan assumed on 50 Fremont fair market value adjustment	1,249
Total	$637,600

RelateIQ, Inc. [Member]
Business Acquisition [Line Items]
Schedule of Consideration Transferred
The acquisition date fair value of the consideration transferred for RelateIQ was approximately $340.2 million, which consisted of the following (in thousands, except share data):

Fair Value
Cash	$1,123
Common stock (6,320,735 shares)	338,033
Fair value of stock options and restricted stock awards assumed	1,050
Total	$340,206

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition (in thousands):

Fair Value
Cash	$39,194
Intangible assets	16,200
Goodwill	289,857
Current and noncurrent liabilities	(4,700)
Deferred tax liability	(345)
Net assets acquired	$340,206

Schedule of Acquired Finite-Lived Intangible Assets
The following table sets forth the components of identifiable intangible assets acquired (in thousands) and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
Developed technology	$14,470	7 years
Customer relationships and other purchased intangible assets	1,730	1-3 years
Total	$16,200